REPO AND REVERSE REPO TRANSACTIONS - (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
REPO AND REVERSE REPO TRANSACTIONS
Book Value, reverse repo transactions	$ 3,657,016
Book Value, repo transactions	$ 393,411,412	$ 44,677,369